Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Property and Equipment, Net [Line Items]
Depreciation expense (in Yuan Renminbi)	¥ 3,545	$ 489	¥ 5,603		¥ 3,165
impairment for property and equipment
Furniture, office equipment, fixtures and leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Disposal loss of due to termination of rental offices		$ 2,915